Financial Assets at FVPL - Additional Information (Detail) € / shares in Units, ₱ in Millions, € in Millions, $ in Millions																								1 Months Ended							3 Months Ended		12 Months Ended
	Oct. 25, 2021 PHP (₱)	Oct. 25, 2021 USD ($)	Jul. 31, 2020 EUR (€) shares	Jun. 19, 2020 USD ($)	Jan. 31, 2020 EUR (€) shares	Oct. 09, 2019 EUR (€) shares	Dec. 15, 2018 USD ($)	Dec. 14, 2018	Dec. 06, 2018 EUR (€) shares	Nov. 28, 2018	May 23, 2018 EUR (€) shares	May 04, 2018 PHP (₱) shares	May 04, 2018 EUR (€) shares	Apr. 16, 2018 € / shares shares	Feb. 27, 2018 USD ($)	Aug. 04, 2017 PHP (₱)	Aug. 04, 2017 USD ($)	Mar. 10, 2016 PHP (₱)	Mar. 10, 2016 USD ($)	Sep. 03, 2015 USD ($)	Apr. 23, 2015 PHP (₱)	Apr. 23, 2015 USD ($)	Oct. 02, 2014	Oct. 31, 2020 PHP (₱) shares	Oct. 31, 2020 EUR (€) shares	Sep. 30, 2020 PHP (₱) shares	Sep. 30, 2020 EUR (€) shares	Feb. 28, 2015	Aug. 31, 2014 PHP (₱)	Nov. 30, 2010 PHP (₱) shares	Sep. 30, 2018 PHP (₱) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2021	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2019 EUR (€) shares	Mar. 15, 2019 USD ($)	Dec. 18, 2015 USD ($)	Sep. 04, 2015 USD ($)	Oct. 01, 2014 € / shares	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Percentage of subscribed promissory note in associate																				8.00%
Amount of subscribed promissory note issued by associate																				$ 5.0
Convertible promissory note payable																																							$ 5.0
Aggregate amount against shares sold																								₱ 508.0	€ 9	₱ 1,508.0	€ 26				₱ 1,346.0	€ 22			₱ 1,021.0	€ 18
Date of investment																																	Aug. 07, 2014
Non-current financial assets available-for-sale																													₱ 19,577.0												€ 333
Percentage of ownership							5.30%	7.30%						67.40%									6.60%					6.10%	10.00%
Initial public offering | € / shares																																								€ 42.50
Number of shares buyback pursuant to share buyback Program | shares														15,000,000																2,720,000
Offering price per share | € / shares														€ 24
Minimum number of shares committed to accept offer | shares														7,000,000
Number of shares accepted against tender | shares												7,000,000	7,000,000
Total consideration pursuant to share buyback program												₱ 10,059.0	€ 163																	₱ 6,505.0
Percentage of Ownership			1.40%			1.30%			1.70%	48.74%																							38.45%	43.97%
Shares redeemed | shares			1,600,000			1,700,000			1,900,000		10,800,000
Reducing share capital | €			€ 136			€ 151			€ 153		€ 154
Number of Common Shares Sold | shares																								500,000	500,000	1,400,000	1,400,000				700,000	700,000			700,000	700,000
Purchase of available-for-sale financial investments				$ 22.5												₱ 75.0	$ 1.5				₱ 686.0	$ 15.0
Convertible note held							$ 1.5												$ 15.0
Conversion of notes to ordinary shares | ₱																		₱ 20.7
Valuation gain																		898.0	19.0
Increasing fair value of investment																		₱ 1,584.0	$ 34.0
Conversion of notes to ordinary shares							$ 1.0
Derecognition of investment charged to other income (expenses) – net | ₱																																		₱ 599.0
Potential Ordinary Share Transactions [Member]
Disclosure Of Financial Assets [Line Items]
Shares redeemed | shares					13,500,000
Reducing share capital | €					€ 137
Top of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership											2.10%	6.10%	6.10%													1.40%	1.40%				2.10%	2.10%		4.90%	1.70%	1.70%
Top of range [member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership					1.40%
Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership											2.00%	2.00%	2.00%													0.40%	0.40%				1.70%	1.70%		5.30%	1.30%	1.30%
Bottom of range [member] | Potential Ordinary Share Transactions [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership					1.30%
Phunware [Member]
Disclosure Of Financial Assets [Line Items]
Business combination enterprise value															$ 301.0
Preferred shares conversion ratio															100.00%
Amount of total consideration paid for common shares purchase																																					$ 1.6
Aggregate amount against shares sold	₱ 482.0	$ 9.5
Gain on fair value changes | ₱	306.0
Gain on sales of common shares | ₱	₱ 115.0
Phunware [Member] | Series F Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Amount of total consideration of preferred shares subscribed																																						$ 3.0